Common Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
Common Stock

Note 11 Common Stock

The following common stock transactions occurred during the nine-month ended September 30, 2020:

On July 23, 2020, the Company issued 1,785,000 shares of common stock pursuant to a notice of conversion of a note payable of $16,900 at $0.01 per share plus legal fees of $950, totaling $17,850.

Subsequent to the period end of September 30, 2020, the Company had the following common stock transactions:

On October 27, 2020, the Company issued 1,900,000 shares of common stock pursuant to a notice of partial conversion of a note payable of $9,500 at $0.005 per share.

On October 19, 2020, the Company issued 1,730,000 shares of common stock pursuant to a notice of partial conversion of a note payable of $17,300 at $0.01 per share.

The following common stock transactions occurred in the year ended December 31, 2019:

On March 25, 2019, the Company completed a private placement of 600,000 shares of common stock at a per share price of $0.05 for gross proceeds of $30,000. This was issued during the period ended December 31, 2019.

On February 14, 2019, the Company completed a private placement of 400,000 shares of common stock at a per share price of $0.05 for gross proceeds of $20,000. This was issued during the period ended December 31, 2019.

There are no shares subject to warrants or options as of September 30, 2020.

Note 7 Common Stock

On March 25, 2019, the Company completed a private placement of 600,000 shares of common stock at a per share price of $0.05 for gross proceeds of $30,000. This was issued during the period ended December 31, 2019.

On February 14, 2019, the Company completed a private placement of 400,000 shares of common stock at a per share price of $0.05 for gross proceeds of $20,000. This was issued during the period ended December 31, 2019.

On March 2, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued on June 16, 2019.

On February 16, 2018, the Company completed a private placement of 150,000 shares of common stock at a per share price of $0.10 for gross proceeds of $15,000. The shares were issued on June 16, 2019.

On January 25, 2018, two convertible notes were converted into shares. One note for $25,000 was converted into 2,500,000 shares at $0.01 per share and the other note for $10,000 was converted into 2,000,000 shares at $0.005 per share.

On July 14, 2017, two convertible notes were converted into shares. One note for $25,000 was converted into 555,556 shares at $0.045 per share and the other note for $20,000 was converted to 400,000 shares at $0.05 per share.

On January 21, 2015, a majority of the Company’s stockholders approved a consolidation of the issued and outstanding shares of common stock, on a 10 for 1 basis, thereby decreasing the issued and outstanding share capital from 113,020,000 to 11,302,009. This was effected on March 11, 2015.

On March 30, 2006, the Company entered into a private placement agreement whereby the Company issued 20,000 Regulation-S shares in exchange for $50,000. ($2.50 per share).

On June 7, 2004, the Company issued 5,907,000 in consideration of $472 in cash. ($.00008 per share.)

On June 14, 2001, the Company approved a forward stock split of 5,000:1.

On June 15, 1998, the Company authorized and issued 5,375,000 shares of its common stock in consideration of $430 in cash. ($.00008 per share.)

There are no shares subject to warrants or options as of December 31, 2019.